Equity - Schedule of Stock by Class (Details) - Preferred Stock [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred Shares Authorized	5,000,000	5,000,000	70,000
Preferred Shares Issued and Outstanding	0	55,000	55,000
Carrying Value (in Dollars)	$ 0	$ 73,631	$ 73,631
Liquidation Preference (in Dollars)	$ 0	$ 63,250	$ 63,250
Common Stock Issuable Upon Conversion	0	17,684,888	17,684,888
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Authorized	15,000	15,000	15,000
Preferred Shares Issued and Outstanding	0	0	0
Carrying Value (in Dollars)	$ 0	$ 0	$ 0
Liquidation Preference (in Dollars)	$ 0	$ 0	$ 0
Common Stock Issuable Upon Conversion	0	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Authorized	55,000	55,000	55,000
Preferred Shares Issued and Outstanding	0	55,000	55,000
Carrying Value (in Dollars)	$ 0	$ 73,631	$ 73,631
Liquidation Preference (in Dollars)	$ 0	$ 63,250	$ 63,250
Common Stock Issuable Upon Conversion	0	17,684,888	17,684,888
Undesignated Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Shares Authorized	4,930,000	4,930,000
Preferred Shares Issued and Outstanding	0	0
Carrying Value (in Dollars)	$ 0	$ 0
Liquidation Preference (in Dollars)	$ 0	$ 0
Common Stock Issuable Upon Conversion	0	0